UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835

Value Line Centurion Fund, Inc.
-------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2005
                         -----------------

Date of reporting period: March 31, 2005
                          --------------

ITEM 1: SCHEDULE OF INVESTMENTS.

VALUE LINE CENTURION FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)                              MARCH 31, 2005
-------------------------------------------------------------------------------

SHARES                                                                              VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS - (93.4%)

                          AUTO & TRUCK (1.1%)
             42,900       Oshkosh Truck Corp.                                      $  3,517,371

                          BIOTECHNOLOGY (2.1%)
             55,200       Amgen, Inc.*                                                3,213,192
             52,500       Invitrogen Corp.*                                           3,633,000
                                                                                   ------------
                                                                                      6,846,192

                          BUILDING MATERIALS (1.0%)
             86,200       ElkCorp                                                     3,315,252

                          CANADIAN ENERGY (1.0%)
             46,500       EnCana Corp.                                                3,274,530

                          CEMENT & AGGREGATES (0.9%)
             53,100       Florida Rock Industries, Inc.                               3,123,342

                          CHEMICAL - BASIC (2.2%)
            121,700       Lyondell Chemical Co.                                       3,397,864
            168,500       Olin Corp.                                                  3,757,550
                                                                                   ------------
                                                                                      7,155,414

                          CHEMICAL - DIVERSIFIED (0.6%)
             33,300       Eastman Chemical Co.                                        1,964,700

                          COAL (2.0%)
            100,150       Joy Global, Inc.                                            3,511,259
             66,400       Peabody Energy Corp.                                        3,078,304
                                                                                   ------------
                                                                                      6,589,563

                          COMPUTER & PERIPHERALS (2.1%)
             88,400       Apple Computer, Inc.*                                       3,683,628
             84,700       Dell, Inc.*                                                 3,254,174
                                                                                   ------------
                                                                                      6,937,802

                          COMPUTER SOFTWARE & SERVICES (6.5%)
             92,700       Anteon International Corp.*                                 3,608,811
            147,300       Citrix Systems, Inc.*                                       3,508,686
             80,000       Cognizant Technology Solutions Corp., Class "A"*            3,696,000
            109,800       Macromedia, Inc.*                                           3,678,300
             75,700       Mercury Interactive Corp.*                                  3,586,666
            263,000       Oracle Corp.*                                               3,282,240
                                                                                   ------------
                                                                                     21,360,703

                          DRUG (1.0%)
             56,800       Genzyme Corp.*                                              3,251,232

                          EDUCATIONAL SERVICES (1.0%)
             69,900       ITT Educational Services, Inc.*                             3,390,150

                          ELECTRICAL EQUIPMENT (2.2%)
             62,000       Rockwell Automation, Inc.                                   3,511,680
            114,900       Thomas & Betts Corp.*                                       3,711,270
                                                                                   ------------
                                                                                      7,222,950

                          ELECTRICAL UTILITY - EAST (1.0%)
            117,900       Jabil Circuit, Inc.*                                        3,362,508

                          HOME APPLIANCES (0.6%)
             22,400       Toro Co. (The)                                              1,982,400

                          HOME BUILDING (9.0%)
             72,000       Beazer Homes USA, Inc.                                      3,589,920
            102,266       D.R. Horton, Inc.                                           2,990,258
             62,300       Hovnanian Enterprises, Inc., Class "A"*                     3,177,300
             28,300       KB Home                                                     3,324,118
             43,400       M.D.C. Holdings, Inc.                                       3,022,810
              4,800       NVR, Inc.*                                                  3,768,000
             45,600       Ryland Group, Inc. (The)                                    2,828,112
             42,300       Standard Pacific Corp.                                      3,053,637
             48,700       Toll Brothers, Inc.*                                        3,839,995
                                                                                   ------------
                                                                                     29,594,150

                          HOTEL/GAMING (0.9%)
             45,700       Station Casinos, Inc.                                       3,087,035

                          INDUSTRIAL SERVICES (0.5%)
            123,000       TeleTech Holdings, Inc.*                                    1,589,160

                          INFORMATION SERVICES (3.1%)
             91,300       Advisory Board Co. (The)*                                   3,989,810
             46,500       Getty Images, Inc.*                                         3,306,615
             34,900       Moody's Corp.                                               2,822,014
                                                                                   ------------
                                                                                     10,118,439

                          INSURANCE - LIFE (1.1%)
             61,100       Prudential Financial, Inc.                                  3,507,140

                          INTERNET (1.1%)
             87,500       CheckFree Corp.*                                            3,566,500

                          MACHINERY (1.9%)
             60,000       Actuant Corp. Class "A"*                                    2,695,200
            265,000       Columbus McKinnon Corp.*                                    3,609,300
                                                                                   ------------
                                                                                      6,304,500

                          MARITIME (1.1%)
            196,900       OMI Corp.                                                   3,770,635

                          MEDICAL SERVICES (4.6%)
             46,000       Aetna, Inc.                                                 3,447,700
            119,900       Community Health Systems, Inc.*                             4,185,709
             50,700       PacifiCare Health Systems, Inc.*                            2,885,844
             44,200       Triad Hospitals, Inc.*                                      2,214,420
             24,000       UnitedHealth Group, Inc.                                    2,289,120
                                                                                   ------------
                                                                                     15,022,793

                          MEDICAL SUPPLIES (2.0%)
             75,300       Affymetrix, Inc.*                                           3,225,852
             49,300       C. R. Bard, Inc.                                            3,356,344
                                                                                   ------------
                                                                                      6,582,196

                          METAL FABRICATING (0.9%)
             76,700       Lone Star Technologies, Inc.*                               3,024,281

                          METALS & MINING - DIVERSIFIED (2.1%)
            144,400       Allegheny Technologies, Inc.                                3,481,484
             97,100       Teck Cominco Ltd. Class "B"                                 3,599,566
                                                                                   ------------
                                                                                      7,081,050

                          NATURAL GAS - DIVERSIFIED (3.3%)
             82,600       EOG Resources, Inc.                                         4,025,924
             61,800       Southwestern Energy Co.*                                    3,507,768
            102,267       XTO Energy, Inc.                                            3,358,437
                                                                                   ------------
                                                                                     10,892,129

                          OILFIELD SERVICES/EQUIPMENT (1.1%)
             80,100       Cal Dive International, Inc.*                               3,628,530

                          PETROLEUM - PRODUCING (0.9%)
             57,700       Berry Petroleum Co. Class "A"                               2,968,665

                          PHARMACY (1.2%)
             90,700       Walgreen Co.                                                4,028,894

                          PRECISION INSTRUMENT (1.1%)
             68,400       Kronos, Inc.*                                               3,495,924

                          RAILROAD (3.2%)
             59,400       Canadian National Railway Co.                               3,760,614
             80,000       CSX Corp.                                                   3,332,000
             96,600       Norfolk Southern Corp.                                      3,579,030
                                                                                   ------------
                                                                                     10,671,644

                          RESTAURANT (5.3%)
            238,300       CKE Restaurants, Inc.*                                      3,777,055

            114,400       Darden Restaurants, Inc.                                    3,509,792
             58,200       P.F. Chang's China Bistro, Inc.*                            3,480,360
             60,000       Panera Bread Co. Class "A"*                                 3,391,800
            102,800       Sonic Corp.*                                                3,433,520
                                                                                   ------------
                                                                                     17,592,527

                          RETAIL - AUTOMOTIVE (0.6%)
             62,500       CarMax, Inc.*                                               1,968,750

                          RETAIL BUILDING SUPPLY (3.0%)
             75,300       Building Materials Holding Corp.                            3,349,344
             81,100       Home Depot, Inc. (The)                                      3,101,264
             57,400       Lowe's Cos., Inc.                                           3,276,966
                                                                                   ------------
                                                                                      9,727,574

                          RETAIL - SPECIAL LINES (5.1%)
             57,900       Abercrombie & Fitch Co. Class "A"                           3,314,196
            137,400       American Eagle Outfitters, Inc.                             4,060,170
             74,000       Chico's FAS, Inc.*                                          2,091,240
             60,200       Coach, Inc.*                                                3,409,126
             81,300       Urban Outfitters, Inc.*                                     3,899,961
                                                                                   ------------
                                                                                     16,774,693

                          RETAIL STORE (1.7%)
             38,400       Kohl's Corp.*                                               1,982,592
             40,000       Neiman Marcus Group, Inc. (The) Class "A"                   3,660,400
                                                                                   ------------
                                                                                      5,642,992

                          SECURITIES BROKERAGE (1.0%)
             41,700       Legg Mason, Inc.                                            3,258,438

                          SEMICONDUCTOR (1.1%)
             86,800       QLogic Corp.*                                               3,515,400

                          SHOE (1.1%)
             83,000       Reebok International Ltd.                                   3,676,900

                          STEEL - GENERAL (4.2%)
             46,500       Cleveland-Cliffs, Inc.                                      3,388,455
            117,900       Commercial Metals Co.                                       3,995,631
             53,900       Nucor Corp.                                                 3,102,484
             63,100       Quanex Corp.                                                3,364,492
                                                                                   ------------
                                                                                     13,851,062

                          STEEL - INTEGRATED (0.7%)
            216,300       AK Steel Holding Corp.*                                     2,392,278

                          TELECOMMUNICATIONS EQUIPMENT (1.9%)
            266,700       Harmonic, Inc.*                                             2,549,652
             98,300       Marvell Technology Group Ltd.*                              3,768,822
                                                                                   ------------
                                                                                      6,318,474

                          TRUCKING (2.0%)
            132,000       Swift Transportation Co., Inc.*                             2,922,480
             64,200       Yellow Roadway Corp.*                                       3,758,268
                                                                                   ------------
                                                                                      6,680,748

                          WIRELESS NETWORKING (1.3%)
            139,300       Itron, Inc.*                                                4,128,852
                                                                                   ------------

                          TOTAL COMMON STOCKS AND TOTAL INVESTMENT
                              SECURITIES - 93.4%
                             (COST $284,434,290)                                    307,756,462
                                                                                   ------------

REPURCHASE AGREEMENTS** - (6.5%)
(INCLUDING ACCRUED INTEREST)

Principal
Amount
------------------------------------------------------------------------------------------------
       $ 10,700,000       Collateralized by $10,002,000 U.S. Treasury Bonds,
                             5.50%, due 8/15/28, with a value of $10,915,909
                             (with UBS Warburg LLC, 2.50%, dated 3/31/05,
                             due 4/1/05, delivery value $10,700,743)              $  10,700,743

         10,600,000       Collateralized by $10,415,000 U.S. Treasury Notes,
                             5.875%, due 11/15/05, with a value of $10,812,494
                             (with Morgan Stanley, 2.40%, dated 3/31/05,
                             due 4/1/05, delivery value $10,600,707)                 10,600,707
                                                                                  -------------

                          TOTAL REPURCHASE AGREEMENTS
                             (COST $21,301,450)                                      21,301,450
                                                                                  -------------

CASH AND OTHER ASSETS
IN EXCESS OF LIABILITIES - (0.1%)                                                       456,334
                                                                                  -------------

NET ASSETS (100.0%)                                                               $ 329,514,246
                                                                                  =============

NET ASSET VALUE PER OUTSTANDING SHARE
($329,514,246 / 16,673,002 SHARES OUTSTANDING)                                    $       19.76
                                                                                  =============

GLOSSARY:
*Non-income producing security.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.


The Fund's unrealized appreciation/depreciation as of March 31, 2005 was as follows:

                                                                   Total Net
                                                                   Unrealized
    Total Cost      Appreciation       Depreciation               Appreciation
-------------------------------------------------------------------------------
   $ 305,735,740     $29,591,039       $(6,268,867)               $23,322,172
-------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    05/26/2005
         --------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         -------------------------------------------------------
         David T. Henigson, Vice President, Treasurer, Principal Financial
         Officer

Date:    05/26/2005
         -----------------------